RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions, allocation of corporate expenses

	For the Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Selling, general and administrative expense	$932	$1,220	$1,185
Interest expense	46	63	76
Other (income) and expense	10	4	(31)
Total expense and other (income)	$989	$1,287	$1,230

Schedule of net parent investment reconciliation

	For the Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Cash pooling and general financing activities/other	$(384)	$(4,167)	$(4,392)
Allocation of Parent’s corporate expenses/other	1,255	1,668	1,610
Related-party sales and purchases	2,440	2,991	2,944
Related-party intangible assets fee	63	80	38
Taxes (including items settled with Parent)	721	299	399
Issuance of common stock and reclassification of net parent investment	(4,095)	—	—
Total Net transfers (to) from Parent per Consolidated Statement of Equity	$—	$872	$598
Taxes (including items settled with Parent)	(721)	(299)	(399)
Allocation of Parent’s stock-based compensation	(58)	(64)	(51)
Other*	749	(131)	(130)
Total Net transfers (to) from Parent per Consolidated Statement of Cash Flows	$(30)	$377	$18
*	Approximately $900 million of the net proceeds from the term loan and the sale of the Notes was transferred to IBM in conjunction with the Separation. See Note 11 – Borrowings.